Financial Risks - Summary of Unused Amount in Funding With Issuance Limit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	¥ 7,253,072	¥ 7,718,625
Corporate bonds and medium-term notes [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	6,011,789	6,477,572
Commercial papers [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	¥ 1,241,283	¥ 1,241,053